ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.0%
Interactive Home Entertainment - 1.7%
ROBLOX Corp. - Class A (a)	71,047	$5,756,939

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	21,333	6,677,229

Movies & Entertainment - 2.3%
Warner Bros Discovery, Inc. (a)	276,049	7,955,732
Total Communication Services		20,389,900

Consumer Discretionary - 6.3%
Apparel, Accessories & Luxury Goods - 4.2%
Ralph Lauren Corp.	18,852	6,666,256
Tapestry, Inc.	61,343	7,837,795
		14,504,051
Restaurants - 2.1%
DoorDash, Inc. - Class A (a)	31,053	7,032,883
Total Consumer Discretionary		21,536,934

Financials - 4.2%
Diversified Banks - 2.2%
Citigroup, Inc.	65,158	7,603,287

Investment Banking & Brokerage - 2.0%
Interactive Brokers Group, Inc. - Class A	105,951	6,813,709
Total Financials		14,416,996

Health Care - 17.8%
Biotechnology - 8.4%
Alnylam Pharmaceuticals, Inc. (a)	14,187	5,641,461
Insmed, Inc. (a)	32,298	5,621,144
Praxis Precision Medicines, Inc. (a)	36,774	10,838,769
PTC Therapeutics, Inc. (a)	85,516	6,495,795
		28,597,169
Health Care Equipment - 1.8%
IDEXX Laboratories, Inc. (a)	9,183	6,212,575

Health Care Facilities - 3.7%
HCA Healthcare, Inc.	13,502	6,303,544
Tenet Healthcare Corp. (a)	31,375	6,234,840
		12,538,384

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Shares	Value
Health Care Services - 3.9%
CVS Health Corp.	86,973	$6,902,177
Guardant Health, Inc. (a)	64,730	6,611,522
		13,513,699
Total Health Care		60,861,827

Industrials - 24.4%
Aerospace & Defense - 18.3%
Boeing Co. (a)	32,491	7,054,446
BWX Technologies, Inc.	38,331	6,625,130
Carpenter Technology Corp.	21,451	6,753,633
Curtiss-Wright Corp.	12,360	6,813,697
General Electric Co.	23,285	7,172,479
Howmet Aerospace, Inc.	34,255	7,022,960
Kratos Defense & Security Solutions, Inc. (a)	93,176	7,072,990
RTX Corp.	40,109	7,355,991
Woodward, Inc.	22,592	6,830,013
		62,701,339
Construction & Engineering - 4.0%
EMCOR Group, Inc.	11,123	6,804,940
MasTec, Inc. (a)	31,119	6,764,337
		13,569,277
Heavy Electrical Equipment - 2.1%
GE Vernova, Inc.	11,214	7,329,134
Total Industrials		83,599,750

Information Technology - 29.0% (b)
Application Software - 1.8%
InterDigital, Inc.	19,726	6,280,364

Communications Equipment - 2.1%
Arista Networks, Inc. (a)	53,240	6,976,037

Electronic Components - 4.0%
Amphenol Corp. - Class A	47,721	6,449,016
Corning, Inc.	80,667	7,063,203
		13,512,219
Electronic Equipment & Instruments - 1.9%
Mirion Technologies, Inc. (a)	271,204	6,351,598

Electronic Manufacturing Services - 6.2%
Flex Ltd. (a)	117,259	7,084,789
Jabil, Inc.	31,829	7,257,648

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Shares	Value
TTM Technologies, Inc. (a)	99,998	$6,899,862
		21,242,299
Internet Services & Infrastructure - 3.5%
Cloudflare, Inc. - Class A (a)	32,636	6,434,188
Snowflake, Inc. - Class A (a)	25,520	5,598,067
		12,032,255
IT Consulting & Other Services - 1.9%
International Business Machines Corp.	22,182	6,570,530

Semiconductor Materials & Equipment - 2.0%
KLA Corp.	5,685	6,907,730

Systems Software - 3.5%
Crowdstrike Holdings, Inc. - Class A (a)	12,783	5,992,159
Zscaler, Inc. (a)	27,109	6,097,356
		12,089,515
Technology Hardware, Storage & Peripherals - 2.1%
Western Digital Corp.	41,396	7,131,289
Total Information Technology		99,093,836

Materials - 6.4%
Gold - 4.2%
Anglogold Ashanti PLC	81,934	6,987,332
Newmont Corp.	75,491	7,537,776
		14,525,108
Silver - 2.2%
Hecla Mining Co.	385,870	7,404,845
Total Materials		21,929,953

Utilities - 5.8%
Electric Utilities - 3.8%
Constellation Energy Corp.	18,521	6,542,913
NRG Energy, Inc.	41,146	6,552,089
		13,095,002
Independent Power Producers & Energy Traders - 2.0%
Talen Energy Corp. (a)	18,283	6,853,200
Total Utilities		19,948,202
TOTAL COMMON STOCKS (Cost $313,513,692)		341,777,398

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67% (c)	227,068	$227,068
TOTAL MONEY MARKET FUNDS (Cost $227,068)		227,068

TOTAL INVESTMENTS - 100.0% (Cost $313,740,760)		$342,004,466
Liabilities in Excess of Other Assets - (0.0)% (d)		(35,951)
TOTAL NET ASSETS - 100.0%		$341,968,515

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than (0.05)% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$341,777,398	$—	$—	$341,777,398
Money Market Funds	227,068	—	—	227,068
Total Investments	$342,004,466	$—	$—	$342,004,466

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.